Expenses and Other Non-Operating (Income) Expense, Net - Schedule of Other non-operating (income) expense, net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Expenses And Other Non Operating Income Expense Net [Line Items]
Foreign exchange loss	$ 108,224	$ 327,383	$ 375,298	$ 194,524
R&D credits	0	(496,448)	(497,978)	(467,563)
Other, net	(408)	(2,686)	(2,686)	16,380
Total	$ (107,816)	$ 171,751	$ 125,366	$ 256,659